PRINCIPAL ACTIVITIES AND ORGANIZATION -OPERATIONS OF BUSINESS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Third-party revenues	¥ 349,259	¥ 513,299	¥ 1,351,842
Intra-Group revenue	229,562	501,168	1,770,244
Total revenues	578,821	1,014,467	3,122,086
Third-party operating cost and expenses	(478,245)	(906,559)	(2,566,806)
Intra-Group operating cost and expenses	(178,573)	(118,456)	(565,409)
Total operating cost and expenses	(656,818)	(1,025,015)	(3,132,215)
Net income/(loss)	(75,329)	164,950	6,826
Net cash provided by transactions with external parties	651,432	539,673	2,426,562
Net cash used in transactions with intra-Group entities	(698,690)	(497,190)	(2,365,128)
Net cash generated by/(used in) operating activities	(47,258)	42,483	61,434
Net cash (used in)/ provided by transactions with external parties	5,216	8,102	(18,347)
Net cash (used in)/generated by transactions with intra-Group entities	60,000	(180,000)
Net cash (used in)/generated by investing activities	65,216	(171,898)	(18,347)
Net cash provided by/(used in) transactions with external parties	197	(1,198)	2,300
Net cash provided by transactions with intra-Group entities	4,250
Net cash generated by/(used in) financing activities	4,447	(1,198)	2,300
Effect of exchange rate changes on cash, cash equivalents and restricted cash	1,127	(383)	(1,161)
Net increase/(decrease) in cash, cash equivalents and restricted cash	23,532	(130,996)	44,226
Cash, cash equivalents and restricted cash at beginning of year	132,842	263,838	219,612
Cash, cash equivalents and restricted cash at end of year	¥ 156,374	¥ 132,842	¥ 263,838